Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation and accounting policies
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year to date
USD : local currency	31 Dec 2021	31 Dec 2020	31 Dec 2019	31 Dec 2021	31 Dec 2020	31 Dec 2019
Chinese yuan (CNY)	6.37	6.54	6.97	6.45	6.90	6.91
Hong Kong dollar (HKD)	7.80	7.75	7.79	7.77	7.76	7.84
Indian rupee (INR)	74.34	73.07	71.38	73.94	74.12	70.43
Indonesian rupiah (IDR)	14,252.50	14,050.00	13,882.50	14,294.88	14,541.70	14,140.84
Malaysian ringgit (MYR)	4.17	4.02	4.09	4.15	4.20	4.14
Singapore dollar (SGD)	1.35	1.32	1.34	1.34	1.38	1.36
Taiwan dollar (TWD)	27.67	28.10	29.98	27.93	29.44	30.91
Thai baht (THB)	33.19	30.02	29.75	32.01	31.29	31.05
UK pound sterling (GBP)	0.74	0.73	0.75	0.73	0.78	0.78
Vietnamese dong (VND)	22,790.00	23,082.50	23,172.50	22,934.86	23,235.84	23,227.64

Schedule of financial assets on the Group's statement of financial position that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2021	during 2021	31 Dec 2021	during 2021
	$m	$m	$m	$m
Accrued investment income	1,171	—	—	—
Other debtors	1,779	—	—	—
Loansnote (i)	2,126	41	647	(1)
Equity securities and holdings in collective investment schemes	—	—	61,601	4,061
Debt securities	226	—	98,868	(3,164)
Derivative assets, net of derivative liabilities	—	—	219	(943)
Deposits	4,741	—	—	—
Cash and cash equivalents	7,170	—	—	—
Total financial assets, net of derivative liabilities	17,213	41	161,335	(47)

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
Financial assets, net of derivative liabilities	31 Dec 2020	during 2020	31 Dec 2020	during 2020
	$m	$m	$m	$m
Accrued investment income	1,049	—	—	—
Other debtors	2,901	—	—	—
Loansnote (i)	1,998	21	450	3
Equity securities and holdings in collective investment schemes	—	—	59,295	3,186
Debt securities	—	—	89,796	6,709
Derivative assets, net of derivative liabilities	—	—	(60)	925
Deposits	3,875	—	—	—
Cash and cash equivalents	6,397	—	—	—
Total continuing operations	16,220	21	149,481	10,823
Discontinued US operationsnote (ii)	44,649	3,327	229,879	25,793
Total financial assets, net of derivative liabilities	60,869	3,348	379,360	36,616

Notes

(i)	The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C2.2.
(ii)	The financial assets that pass the SPPI test held by the discontinued US operations at 31 December 2020 primarily represented debt securities classified as available-for-sale under IAS 39.

Schedule of financial assets held by the Group's joint ventures and associates that pass the SPPI test of IFRS 9

	Financial assets that pass
CPL (100% of the financial assets of the entity)	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
	2021	2020	2021	2020	2021	2020
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	170	170	—	—	—	—
Other debtors	620	392	—	—	—	—
Loans	656	502	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	12,882	9,396	254	1,142
Debt securities	—	—	11,976	8,502	184	(12)
Deposits	1,210	1,176	—	—	—	—
Cash and cash equivalents	422	316	—	—	—	—
Total financial assets	3,078	2,556	24,858	17,898	438	1,130

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.

Fair value information for the Group’s share of financial assets of other joint ventures and associates in aggregate is set out in the table below:

Other JVs and associates (Prudential’s share of the	Financial assets that pass
financial assets of the entities)	the SPPI test*		All other financial assets
					Movement in the fair value
	Fair value at 31 Dec		Fair value at 31 Dec		during
	2021	2020	2021	2020	2021	2020
Financial assets	$m	$m	$m	$m	$m	$m
Accrued investment income	85	71	—	—	—	—
Other debtors	187	114	—	—	—	—
Loans	26	18	—	—	—	—
Equity securities and holdings in collective investment schemes	—	—	3,859	3,251	680	461
Debt securities	—	—	3,674	3,490	(121)	108
Deposits	203	189	—	—	—	—
Cash and cash equivalents	510	424	—	—	—	—
Total financial assets	1,011	816	7,533	6,741	559	569

*The carrying value approximates fair value for the financial assets in this category with no movement in the fair value during the year.